Shareholder Report, Holdings (Details)	Aug. 31, 2025
PGIM Jennison Better Future ETF
Holdings [Line Items]
Percent of Net Asset Value	100.00%
PGIM Jennison Better Future ETF | Electric Utilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
PGIM Jennison Better Future ETF | Capital Markets [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
PGIM Jennison Better Future ETF | Interactive Media & Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
PGIM Jennison Better Future ETF | Total Befores Other assets in excess of liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	99.90%
PGIM Jennison Better Future ETF | Software [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.60%
PGIM Jennison Better Future ETF | Broadline Retail [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.00%
PGIM Jennison Better Future ETF | Textiles, Apparel & Luxury Goods [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.70%
PGIM Jennison Better Future ETF | Semiconductors & Semiconductor Equipment [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.40%
PGIM Jennison Better Future ETF | Pharmaceuticals [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.10%
PGIM Jennison Better Future ETF | Automobile [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
PGIM Jennison Better Future ETF | IT Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.20%
PGIM Jennison Better Future ETF | Affiliated Mutual Fund - Short-Term Investment [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.30%
PGIM Jennison Better Future ETF | Technology Hardware, Storage & Peripherals [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.60%
PGIM Jennison Better Future ETF | Personal Care Products [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
PGIM Jennison Better Future ETF | Specialty Retail [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
PGIM Jennison Better Future ETF | Banks [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
PGIM Jennison Better Future ETF | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.30%
PGIM Jennison Better Future ETF | Health Care Equipment & Supplies [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
PGIM Jennison Better Future ETF | Other assets in excess of liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
PGIM Jennison Focused Growth ETF
Holdings [Line Items]
Percent of Net Asset Value	100.00%
PGIM Jennison Focused Growth ETF | Electric Utilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
PGIM Jennison Focused Growth ETF | Media [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
PGIM Jennison Focused Growth ETF | Total Before Liabilities in excess of other assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
PGIM Jennison Focused Growth ETF | Liabilities in excess of other assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
PGIM Jennison Focused Growth ETF | Consumer Staples Distribution & Retail [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
PGIM Jennison Focused Growth ETF | Interactive Media & Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.10%
PGIM Jennison Focused Growth ETF | Ground Transportation [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
PGIM Jennison Focused Growth ETF | Aerospace & Defense [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%
PGIM Jennison Focused Growth ETF | Software [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.00%
PGIM Jennison Focused Growth ETF | Broadline Retail [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.00%
PGIM Jennison Focused Growth ETF | Entertainment Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.10%
PGIM Jennison Focused Growth ETF | Semiconductors & Semiconductor Equipment [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.10%
PGIM Jennison Focused Growth ETF | Pharmaceuticals [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
PGIM Jennison Focused Growth ETF | Automobile [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
PGIM Jennison Focused Growth ETF | IT Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
PGIM Jennison Focused Growth ETF | Affiliated Mutual Fund - Short-Term Investment [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
PGIM Jennison Focused Growth ETF | Technology Hardware, Storage & Peripherals [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.70%
PGIM Jennison Focused Growth ETF | Biotechnology [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
PGIM Jennison Focused Growth ETF | Specialty Retail [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
PGIM Jennison Focused Growth ETF | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.30%
PGIM Jennison Focused Growth ETF | Health Care Equipment & Supplies [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
PGIM JENNISON FOCUSED MID-CAP ETF
Holdings [Line Items]
Percent of Net Asset Value	100.00%
PGIM JENNISON FOCUSED MID-CAP ETF | Trading Companies & Distributors [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.10%
PGIM JENNISON FOCUSED MID-CAP ETF | Specialized REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%
PGIM JENNISON FOCUSED MID-CAP ETF | Metals & Mining [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%
PGIM JENNISON FOCUSED MID-CAP ETF | Containers & Packaging [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
PGIM JENNISON FOCUSED MID-CAP ETF | Residential REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
PGIM JENNISON FOCUSED MID-CAP ETF | Health Care Providers & Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
PGIM JENNISON FOCUSED MID-CAP ETF | Marine Transportation [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
PGIM JENNISON FOCUSED MID-CAP ETF | Communications Equipment [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
PGIM JENNISON FOCUSED MID-CAP ETF | Machinery [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
PGIM JENNISON FOCUSED MID-CAP ETF | Real Estate Management & Development [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
PGIM JENNISON FOCUSED MID-CAP ETF | Total Before Liabilities in excess of other assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
PGIM JENNISON FOCUSED MID-CAP ETF | Liabilities in excess of other assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
PGIM JENNISON FOCUSED MID-CAP ETF | Oil, Gas & Consumable Fuels [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
PGIM JENNISON FOCUSED MID-CAP ETF | Multi-Utilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.40%
PGIM JENNISON FOCUSED MID-CAP ETF | Insurance Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.60%
PGIM JENNISON FOCUSED MID-CAP ETF | Capital Markets [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
PGIM JENNISON FOCUSED MID-CAP ETF | Consumer Staples Distribution & Retail [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
PGIM JENNISON FOCUSED MID-CAP ETF | Interactive Media & Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%
PGIM JENNISON FOCUSED MID-CAP ETF | Software [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.60%
PGIM JENNISON FOCUSED MID-CAP ETF | Broadline Retail [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
PGIM JENNISON FOCUSED MID-CAP ETF | Textiles, Apparel & Luxury Goods [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.60%
PGIM JENNISON FOCUSED MID-CAP ETF | Semiconductors & Semiconductor Equipment [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
PGIM JENNISON FOCUSED MID-CAP ETF | Hotels, Restaurants & Leisure [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%
PGIM JENNISON FOCUSED MID-CAP ETF | Affiliated Mutual Fund - Short-Term Investment [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
PGIM JENNISON FOCUSED MID-CAP ETF | Electrical Equipment [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
PGIM JENNISON FOCUSED MID-CAP ETF | Specialty Retail [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
PGIM JENNISON FOCUSED MID-CAP ETF | Banks [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.60%
PGIM JENNISON FOCUSED MID-CAP ETF | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
PGIM JENNISON FOCUSED MID-CAP ETF | Health Care Equipment & Supplies [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
PGIM JENNISON FOCUSED VALUE ETF
Holdings [Line Items]
Percent of Net Asset Value	100.00%
PGIM JENNISON FOCUSED VALUE ETF | Oil, Gas & Consumable Fuels [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.20%
PGIM JENNISON FOCUSED VALUE ETF | Multi-Utilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.10%
PGIM JENNISON FOCUSED VALUE ETF | Insurance Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.10%
PGIM JENNISON FOCUSED VALUE ETF | Capital Markets [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%
PGIM JENNISON FOCUSED VALUE ETF | Consumer Staples Distribution & Retail [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%
PGIM JENNISON FOCUSED VALUE ETF | Household Durables [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
PGIM JENNISON FOCUSED VALUE ETF | Interactive Media & Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
PGIM JENNISON FOCUSED VALUE ETF | Industrial Conglomerates [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
PGIM JENNISON FOCUSED VALUE ETF | Ground Transportation [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
PGIM JENNISON FOCUSED VALUE ETF | Chemicals Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
PGIM JENNISON FOCUSED VALUE ETF | Total Befores Other assets in excess of liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	99.90%
PGIM JENNISON FOCUSED VALUE ETF | Aerospace & Defense [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.70%
PGIM JENNISON FOCUSED VALUE ETF | Software [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.20%
PGIM JENNISON FOCUSED VALUE ETF | Broadline Retail [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
PGIM JENNISON FOCUSED VALUE ETF | Semiconductors & Semiconductor Equipment [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.30%
PGIM JENNISON FOCUSED VALUE ETF | Pharmaceuticals [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.30%
PGIM JENNISON FOCUSED VALUE ETF | Automobile [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
PGIM JENNISON FOCUSED VALUE ETF | Affiliated Mutual Fund - Short-Term Investment [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
PGIM JENNISON FOCUSED VALUE ETF | Technology Hardware, Storage & Peripherals [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
PGIM JENNISON FOCUSED VALUE ETF | Biotechnology [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
PGIM JENNISON FOCUSED VALUE ETF | Banks [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.00%
PGIM JENNISON FOCUSED VALUE ETF | Health Care Equipment & Supplies [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
PGIM JENNISON FOCUSED VALUE ETF | Other assets in excess of liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
PGIM JENNISON INTERNATIONAL OPPORTUNITIES ETF
Holdings [Line Items]
Percent of Net Asset Value	100.00%
PGIM JENNISON INTERNATIONAL OPPORTUNITIES ETF | Aerospace & Defense [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.70%
PGIM JENNISON INTERNATIONAL OPPORTUNITIES ETF | Software [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.20%
PGIM JENNISON INTERNATIONAL OPPORTUNITIES ETF | Broadline Retail [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.10%
PGIM JENNISON INTERNATIONAL OPPORTUNITIES ETF | Entertainment Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.80%
PGIM JENNISON INTERNATIONAL OPPORTUNITIES ETF | Textiles, Apparel & Luxury Goods [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.80%
PGIM JENNISON INTERNATIONAL OPPORTUNITIES ETF | Semiconductors & Semiconductor Equipment [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.30%
PGIM JENNISON INTERNATIONAL OPPORTUNITIES ETF | Hotels, Restaurants & Leisure [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.90%
PGIM JENNISON INTERNATIONAL OPPORTUNITIES ETF | Pharmaceuticals [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.40%
PGIM JENNISON INTERNATIONAL OPPORTUNITIES ETF | Automobile [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%
PGIM JENNISON INTERNATIONAL OPPORTUNITIES ETF | IT Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%
PGIM JENNISON INTERNATIONAL OPPORTUNITIES ETF | Affiliated Mutual Fund - Short-Term Investment [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%
PGIM JENNISON INTERNATIONAL OPPORTUNITIES ETF | Electrical Equipment [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
PGIM JENNISON INTERNATIONAL OPPORTUNITIES ETF | Technology Hardware, Storage & Peripherals [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
PGIM JENNISON INTERNATIONAL OPPORTUNITIES ETF | Personal Care Products [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
PGIM JENNISON INTERNATIONAL OPPORTUNITIES ETF | Biotechnology [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
PGIM JENNISON INTERNATIONAL OPPORTUNITIES ETF | Specialty Retail [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
PGIM JENNISON INTERNATIONAL OPPORTUNITIES ETF | Banks [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
PGIM JENNISON INTERNATIONAL OPPORTUNITIES ETF | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
PGIM JENNISON INTERNATIONAL OPPORTUNITIES ETF | Health Care Equipment & Supplies [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
PGIM JENNISON INTERNATIONAL OPPORTUNITIES ETF | Life Sciences Tools & Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
PGIM JENNISON INTERNATIONAL OPPORTUNITIES ETF | Electronic Equipment, Instruments & Components [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
PGIM JENNISON INTERNATIONAL OPPORTUNITIES ETF | Total Before Other assets in excess of liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
PGIM JENNISON INTERNATIONAL OPPORTUNITIES ETF | Other assets in excess of liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
PGIM PORTFOLIO BALLAST ETF
Holdings [Line Items]
Percent of Net Asset Value	100.00%
PGIM PORTFOLIO BALLAST ETF | U.S. Treasury Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	65.30%
PGIM PORTFOLIO BALLAST ETF | Options Purchased [Member]
Holdings [Line Items]
Percent of Net Asset Value	23.30%
PGIM PORTFOLIO BALLAST ETF | Affiliated Mutual Fund - Short-Term Investment [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.90%
PGIM PORTFOLIO BALLAST ETF | Unaffiliated Exchange-Traded Funds - Domestic Equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.70%
PGIM PORTFOLIO BALLAST ETF | Total Before Liabilities in excess of other assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	102.20%
PGIM PORTFOLIO BALLAST ETF | Liabilities in excess of other assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	(2.20%)
PGIM AAA CLO ETF
Holdings [Line Items]
Percent of Total Investments	100.00%
PGIM AAA CLO ETF | AAA [Member]
Holdings [Line Items]
Percent of Total Investments	98.80%
PGIM AAA CLO ETF | Cash/Cash Equivalents [Member]
Holdings [Line Items]
Percent of Total Investments	1.20%
PGIM ACTIVE AGGREGATE BOND ETF
Holdings [Line Items]
Percent of Total Investments	100.00%
PGIM ACTIVE AGGREGATE BOND ETF | AAA [Member]
Holdings [Line Items]
Percent of Total Investments	35.60%
PGIM ACTIVE AGGREGATE BOND ETF | AA [Member]
Holdings [Line Items]
Percent of Total Investments	37.30%
PGIM ACTIVE AGGREGATE BOND ETF | A [Member]
Holdings [Line Items]
Percent of Total Investments	9.30%
PGIM ACTIVE AGGREGATE BOND ETF | BBB [Member]
Holdings [Line Items]
Percent of Total Investments	13.20%
PGIM ACTIVE AGGREGATE BOND ETF | BB [Member]
Holdings [Line Items]
Percent of Total Investments	0.10%
PGIM ACTIVE AGGREGATE BOND ETF | Not Rated [Member]
Holdings [Line Items]
Percent of Total Investments	5.00%
PGIM ACTIVE AGGREGATE BOND ETF | Cash/Cash Equivalents [Member]
Holdings [Line Items]
Percent of Total Investments	(0.40%)
PGIM ACTIVE HIGH YIELD BOND ETF
Holdings [Line Items]
Percent of Total Investments	100.00%
PGIM ACTIVE HIGH YIELD BOND ETF | B [Member]
Holdings [Line Items]
Percent of Total Investments	24.30%
PGIM ACTIVE HIGH YIELD BOND ETF | CCC [Member]
Holdings [Line Items]
Percent of Total Investments	10.30%
PGIM ACTIVE HIGH YIELD BOND ETF | AAA [Member]
Holdings [Line Items]
Percent of Total Investments	4.80%
PGIM ACTIVE HIGH YIELD BOND ETF | A [Member]
Holdings [Line Items]
Percent of Total Investments	0.10%
PGIM ACTIVE HIGH YIELD BOND ETF | BBB [Member]
Holdings [Line Items]
Percent of Total Investments	5.90%
PGIM ACTIVE HIGH YIELD BOND ETF | BB [Member]
Holdings [Line Items]
Percent of Total Investments	50.40%
PGIM ACTIVE HIGH YIELD BOND ETF | Not Rated [Member]
Holdings [Line Items]
Percent of Total Investments	4.00%
PGIM ACTIVE HIGH YIELD BOND ETF | Cash/Cash Equivalents [Member]
Holdings [Line Items]
Percent of Total Investments	0.30%
PGIM CORPORATE BOND 0-5 YEAR ETF
Holdings [Line Items]
Percent of Total Investments	100.00%
PGIM CORPORATE BOND 0-5 YEAR ETF | AAA [Member]
Holdings [Line Items]
Percent of Total Investments	0.30%
PGIM CORPORATE BOND 0-5 YEAR ETF | AA [Member]
Holdings [Line Items]
Percent of Total Investments	13.30%
PGIM CORPORATE BOND 0-5 YEAR ETF | A [Member]
Holdings [Line Items]
Percent of Total Investments	34.80%
PGIM CORPORATE BOND 0-5 YEAR ETF | BBB [Member]
Holdings [Line Items]
Percent of Total Investments	49.90%
PGIM CORPORATE BOND 0-5 YEAR ETF | Cash/Cash Equivalents [Member]
Holdings [Line Items]
Percent of Total Investments	1.60%
PGIM CORPORATE BOND 5-10 YEAR ETF
Holdings [Line Items]
Percent of Total Investments	100.00%
PGIM CORPORATE BOND 5-10 YEAR ETF | AAA [Member]
Holdings [Line Items]
Percent of Total Investments	0.20%
PGIM CORPORATE BOND 5-10 YEAR ETF | AA [Member]
Holdings [Line Items]
Percent of Total Investments	13.30%
PGIM CORPORATE BOND 5-10 YEAR ETF | A [Member]
Holdings [Line Items]
Percent of Total Investments	40.30%
PGIM CORPORATE BOND 5-10 YEAR ETF | BBB [Member]
Holdings [Line Items]
Percent of Total Investments	43.90%
PGIM CORPORATE BOND 5-10 YEAR ETF | Cash/Cash Equivalents [Member]
Holdings [Line Items]
Percent of Total Investments	2.20%
PGIM CORPORATE BOND 10+ YEAR ETF
Holdings [Line Items]
Percent of Total Investments	100.00%
PGIM CORPORATE BOND 10+ YEAR ETF | AAA [Member]
Holdings [Line Items]
Percent of Total Investments	7.10%
PGIM CORPORATE BOND 10+ YEAR ETF | AA [Member]
Holdings [Line Items]
Percent of Total Investments	20.70%
PGIM CORPORATE BOND 10+ YEAR ETF | A [Member]
Holdings [Line Items]
Percent of Total Investments	34.90%
PGIM CORPORATE BOND 10+ YEAR ETF | BBB [Member]
Holdings [Line Items]
Percent of Total Investments	36.30%
PGIM CORPORATE BOND 10+ YEAR ETF | Cash/Cash Equivalents [Member]
Holdings [Line Items]
Percent of Total Investments	1.00%
PGIM FLOATING RATE INCOME ETF
Holdings [Line Items]
Percent of Total Investments	100.00%
PGIM FLOATING RATE INCOME ETF | B [Member]
Holdings [Line Items]
Percent of Total Investments	49.00%
PGIM FLOATING RATE INCOME ETF | CCC [Member]
Holdings [Line Items]
Percent of Total Investments	1.00%
PGIM FLOATING RATE INCOME ETF | C [Member]
Holdings [Line Items]
Percent of Total Investments	0.10%
PGIM FLOATING RATE INCOME ETF | AAA [Member]
Holdings [Line Items]
Percent of Total Investments	1.60%
PGIM FLOATING RATE INCOME ETF | AA [Member]
Holdings [Line Items]
Percent of Total Investments	7.00%
PGIM FLOATING RATE INCOME ETF | A [Member]
Holdings [Line Items]
Percent of Total Investments	2.40%
PGIM FLOATING RATE INCOME ETF | BBB [Member]
Holdings [Line Items]
Percent of Total Investments	10.80%
PGIM FLOATING RATE INCOME ETF | BB [Member]
Holdings [Line Items]
Percent of Total Investments	24.20%
PGIM FLOATING RATE INCOME ETF | Not Rated [Member]
Holdings [Line Items]
Percent of Total Investments	3.20%
PGIM FLOATING RATE INCOME ETF | Cash/Cash Equivalents [Member]
Holdings [Line Items]
Percent of Total Investments	0.80%
PGIM MUNICIPAL INCOME OPPORTUNITIES ETF
Holdings [Line Items]
Percent of Total Investments	100.00%
PGIM MUNICIPAL INCOME OPPORTUNITIES ETF | AAA [Member]
Holdings [Line Items]
Percent of Total Investments	0.70%
PGIM MUNICIPAL INCOME OPPORTUNITIES ETF | AA [Member]
Holdings [Line Items]
Percent of Total Investments	40.50%
PGIM MUNICIPAL INCOME OPPORTUNITIES ETF | A [Member]
Holdings [Line Items]
Percent of Total Investments	18.70%
PGIM MUNICIPAL INCOME OPPORTUNITIES ETF | BBB [Member]
Holdings [Line Items]
Percent of Total Investments	4.00%
PGIM MUNICIPAL INCOME OPPORTUNITIES ETF | BB [Member]
Holdings [Line Items]
Percent of Total Investments	3.50%
PGIM MUNICIPAL INCOME OPPORTUNITIES ETF | Not Rated [Member]
Holdings [Line Items]
Percent of Total Investments	30.70%
PGIM MUNICIPAL INCOME OPPORTUNITIES ETF | Cash/Cash Equivalents [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%
PGIM SHORT DURATION HIGH YIELD ETF
Holdings [Line Items]
Percent of Total Investments	100.00%
PGIM SHORT DURATION HIGH YIELD ETF | B [Member]
Holdings [Line Items]
Percent of Total Investments	21.00%
PGIM SHORT DURATION HIGH YIELD ETF | CCC [Member]
Holdings [Line Items]
Percent of Total Investments	9.20%
PGIM SHORT DURATION HIGH YIELD ETF | AAA [Member]
Holdings [Line Items]
Percent of Total Investments	11.10%
PGIM SHORT DURATION HIGH YIELD ETF | BBB [Member]
Holdings [Line Items]
Percent of Total Investments	4.80%
PGIM SHORT DURATION HIGH YIELD ETF | BB [Member]
Holdings [Line Items]
Percent of Total Investments	50.50%
PGIM SHORT DURATION HIGH YIELD ETF | Not Rated [Member]
Holdings [Line Items]
Percent of Total Investments	3.10%
PGIM SHORT DURATION HIGH YIELD ETF | Cash/Cash Equivalents [Member]
Holdings [Line Items]
Percent of Total Investments	0.30%
PGIM SHORT DURATION MULTI-SECTOR BOND ETF
Holdings [Line Items]
Percent of Total Investments	100.00%
PGIM SHORT DURATION MULTI-SECTOR BOND ETF | B [Member]
Holdings [Line Items]
Percent of Total Investments	1.90%
PGIM SHORT DURATION MULTI-SECTOR BOND ETF | CCC [Member]
Holdings [Line Items]
Percent of Total Investments	0.20%
PGIM SHORT DURATION MULTI-SECTOR BOND ETF | AAA [Member]
Holdings [Line Items]
Percent of Total Investments	36.70%
PGIM SHORT DURATION MULTI-SECTOR BOND ETF | AA [Member]
Holdings [Line Items]
Percent of Total Investments	33.10%
PGIM SHORT DURATION MULTI-SECTOR BOND ETF | A [Member]
Holdings [Line Items]
Percent of Total Investments	7.60%
PGIM SHORT DURATION MULTI-SECTOR BOND ETF | BBB [Member]
Holdings [Line Items]
Percent of Total Investments	12.40%
PGIM SHORT DURATION MULTI-SECTOR BOND ETF | BB [Member]
Holdings [Line Items]
Percent of Total Investments	5.50%
PGIM SHORT DURATION MULTI-SECTOR BOND ETF | Not Rated [Member]
Holdings [Line Items]
Percent of Total Investments	5.90%
PGIM SHORT DURATION MULTI-SECTOR BOND ETF | Cash/Cash Equivalents [Member]
Holdings [Line Items]
Percent of Total Investments	(3.30%)
PGIM TOTAL RETURN BOND ETF [Member]
Holdings [Line Items]
Percent of Total Investments	100.00%
PGIM TOTAL RETURN BOND ETF [Member] | B [Member]
Holdings [Line Items]
Percent of Total Investments	2.20%
PGIM TOTAL RETURN BOND ETF [Member] | CCC [Member]
Holdings [Line Items]
Percent of Total Investments	0.30%
PGIM TOTAL RETURN BOND ETF [Member] | AAA [Member]
Holdings [Line Items]
Percent of Total Investments	33.00%
PGIM TOTAL RETURN BOND ETF [Member] | AA [Member]
Holdings [Line Items]
Percent of Total Investments	29.60%
PGIM TOTAL RETURN BOND ETF [Member] | A [Member]
Holdings [Line Items]
Percent of Total Investments	8.20%
PGIM TOTAL RETURN BOND ETF [Member] | BBB [Member]
Holdings [Line Items]
Percent of Total Investments	15.30%
PGIM TOTAL RETURN BOND ETF [Member] | BB [Member]
Holdings [Line Items]
Percent of Total Investments	4.60%
PGIM TOTAL RETURN BOND ETF [Member] | Not Rated [Member]
Holdings [Line Items]
Percent of Total Investments	6.70%
PGIM TOTAL RETURN BOND ETF [Member] | Cash/Cash Equivalents [Member]
Holdings [Line Items]
Percent of Total Investments	0.10%
PGIM ULTRA SHORT BOND ETF
Holdings [Line Items]
Percent of Total Investments	100.00%
PGIM ULTRA SHORT BOND ETF | AAA [Member]
Holdings [Line Items]
Percent of Total Investments	30.20%
PGIM ULTRA SHORT BOND ETF | AA [Member]
Holdings [Line Items]
Percent of Total Investments	19.90%
PGIM ULTRA SHORT BOND ETF | A [Member]
Holdings [Line Items]
Percent of Total Investments	24.60%
PGIM ULTRA SHORT BOND ETF | BBB [Member]
Holdings [Line Items]
Percent of Total Investments	23.20%
PGIM ULTRA SHORT BOND ETF | Cash/Cash Equivalents [Member]
Holdings [Line Items]
Percent of Total Investments	1.00%
PGIM ULTRA SHORT BOND ETF | Other [Member]
Holdings [Line Items]
Percent of Total Investments	0.90%
PGIM ULTRA SHORT MUNICIPAL BOND ETF [Member]
Holdings [Line Items]
Percent of Total Investments	100.00%
PGIM ULTRA SHORT MUNICIPAL BOND ETF [Member] | AAA [Member]
Holdings [Line Items]
Percent of Total Investments	8.30%
PGIM ULTRA SHORT MUNICIPAL BOND ETF [Member] | AA [Member]
Holdings [Line Items]
Percent of Total Investments	41.20%
PGIM ULTRA SHORT MUNICIPAL BOND ETF [Member] | A [Member]
Holdings [Line Items]
Percent of Total Investments	35.50%
PGIM ULTRA SHORT MUNICIPAL BOND ETF [Member] | BBB [Member]
Holdings [Line Items]
Percent of Total Investments	7.10%
PGIM ULTRA SHORT MUNICIPAL BOND ETF [Member] | BB [Member]
Holdings [Line Items]
Percent of Total Investments	1.70%
PGIM ULTRA SHORT MUNICIPAL BOND ETF [Member] | Not Rated [Member]
Holdings [Line Items]
Percent of Total Investments	3.60%
PGIM ULTRA SHORT MUNICIPAL BOND ETF [Member] | Cash/Cash Equivalents [Member]
Holdings [Line Items]
Percent of Total Investments	2.80%

[1]	Less than 0.05%